GS_LOAN_NUMBER	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONCHOSEN	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
9000201	XXXXX	XXXXX-01	10/XX/2022	Credit	No Credit Findings	No Credit Findings				Cleared	12/XX/2022		1			XX/XX/XXXX	XXX	Investment	Cash Out: Other/Multipurpose/ Unknown purpose
9000202	XXXXX	XXXXX-00397	11/XX/2022	Credit	Note Document Indicator is Partial	Note Document Indicator is Partial		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX/XX/XXXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years;		Acknowledged	12/XX/2022		2	12/19/2022		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
9000202	XXXXX	XXXXX-01462	9/XX/2022	Credit	Liquid Reserves are less than Guidelines Required	Liquid Reserves are less than Guidelines Required		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX/XX/XXXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years;		Acknowledged	12/XX/2022		2	12/14/2022		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose
9000202	XXXXX	XXXXX-96658	9/XX/2022	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan		Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX/XX/XXXX is less than the Guideline DTI of XXX. ; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years;		Acknowledged	12/XX/2022		2	12/20/2022		XX/XX/XXXX	XXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose